  Dana Concentrated Dividend ETF

  Schedule of Investments

  May 31, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Banking - 11.0%
PNC Financial Services Group, Inc.	3,631	$802,887
Truist Financial Corp.	32,313	1,557,810
U.S. Bancorp	16,125	884,456
Wells Fargo & Co.	20,602	1,597,479
		4,842,632

Consumer Discretionary Services - 7.5%
Caesars Entertainment, Inc.(a)	42,342	1,230,035
Restaurant Brands International, Inc.	28,059	2,096,007
		3,326,042

Consumer Staple Products - 12.4%
Keurig Dr Pepper, Inc.	56,458	1,695,434
Philip Morris International, Inc.	21,430	3,801,253
		5,496,687

Financial Services - 9.5%
Annaly Capital Management, Inc. - REIT	54,048	1,180,949
Capital One Financial Corp.	7,618	1,431,651
Fiserv, Inc.(a)	15,396	870,798
Interactive Brokers Group, Inc. - Class A	7,989	694,803
		4,178,201

Health Care - 15.8%
AbbVie, Inc.	6,330	1,378,168
Elevance Health, Inc.	4,607	1,811,426
IQVIA Holdings, Inc.(a)	11,127	2,027,451
Merck & Co., Inc.	8,499	1,009,001
Regeneron Pharmaceuticals, Inc.	1,216	747,572
		6,973,618

Industrial Products - 1.7%
RTX Corp.	4,121	740,379

Industrial Services - 2.4%
CSX Corp.	23,335	1,056,142

Materials - 1.7%
PPG Industries, Inc.	6,664	752,899

Media - 8.4%
Alphabet, Inc. - Class A	5,879	2,236,019

Meta Platforms, Inc. - Class A	2,346	$1,483,868
		3,719,887

Oil & Gas - 5.5%
Diamondback Energy, Inc.	5,624	1,076,884
SLB NV	25,011	1,364,350
		2,441,234

Real Estate - 4.6%
Douglas Emmett, Inc. - REIT	82,837	964,223
Gaming and Leisure Properties, Inc. - REIT	22,666	1,064,622
		2,028,845

Retail & Wholesale - Discretionary - 9.7%
Amazon.com, Inc.(a)	7,086	1,917,755
Ferguson Enterprises, Inc.	5,508	1,244,643
Genuine Parts Co.	11,250	1,110,375
		4,272,773

Retail & Wholesale - Staples - 3.1%
Dollar General Corp.	12,266	1,356,742

Software & Tech Services - 3.2%
Accenture PLC - Class A	3,329	622,756
Adobe, Inc.(a)	3,010	780,222
		1,402,978

Utilities - 2.8%
NextEra Energy, Inc.	14,192	1,234,846

TOTAL COMMON STOCKS (Cost $39,594,345)		43,823,905

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(b)	311,919	311,919

TOTAL SHORT-TERM INVESTMENTS (Cost $311,919)		311,919

TOTAL INVESTMENTS - 100.0% (Cost $39,906,264)		$44,135,824
Other Assets in Excess of Liabilities - 0.0%(c)		19,606
TOTAL NET ASSETS - 100.0%		$44,155,430

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.
(c)	Does not round to 0.1% or (0.1)%, as applicable.